CURRENCY GAINS / (LOSSES) - Currency Gains and Losses Included in Income from Operations (Details) € in Millions, $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)
Analysis of income and expense [line items]
Total	€ (2)	$ (2)	€ (7)	$ (7)	€ 2	$ 2	€ (7)	$ (7)
Realized exchange gains / (losses) on foreign currency derivatives - net	4		(2)		6		(1)
Unrealized losses on foreign currency derivatives - net	(6)		(6)		(3)		(7)
Exchange gains / (losses) from the remeasurement of monetary assets and liabilities - net	0		1		(1)		1
Included in Revenue
Analysis of income and expense [line items]
Total	(1)		(1)		(2)		(2)
Included in Cost of sales
Analysis of income and expense [line items]
Total	0		2		(1)		2
Included in Other gains and losses - net
Analysis of income and expense [line items]
Total	€ (1)		€ (8)		€ 5		€ (7)